Segments Reporting (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)		Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of operating segments [line items]
Revenues		₪ 782,829	$ 225,794	₪ 126,019	[1]		₪ 200,078	[1]
Segment profit (loss) | $			92,450			$ (129,035)			$ (89,644)
Financial income (expenses) | $			(5,281)			60,454			(30,958)
Share in losses of associates, net		(20,202)		(54,313)					(42,925)
Adjustments:
Unallocated general and administrative expenses		14,930	4,306	10,257	[1]		16,678	[1]
Unallocated financial expenses		112,296	32,390	124,354	[1]		207,721	[1]
Financial income		1,811	522	(1,056)	[1]		2,154	[1]
Change in fair value of financial instruments measured at FVTPL				2,707	[1]		(2,568)	[1]
Loss before income taxes		(237,534)	(68,513)	(316,961)	[1]		(366,751)	[1]
Additions to segment assets | $			7,895			249,004			28,695
Unallocated | $			3,156
Total additions | $			11,051			251,477			51,878
Depreciation and amortization of segment assets		122		402			787
Unallocated | $			28,951
Total Depreciation and amortization | $			29,003						33,085
Impairment of segment assets | $			90,757			189,592			85,918
Unallocated | $
Total Impairment | $			90,757			$ 189,592			$ 85,918
Assets and Liabilities
Segment assets | $			498,856							$ 1,372,714	$ 1,497,038
Equity basis investments | $			5,437							26,949	292,183
Unallocated | $			513,078
Total Assets | $			1,017,371							2,261,209	2,703,552
Liabilities
Segment liabilities | $			93,269							431,662	536,332
Unallocated liabilities | $			1,072,887
Total Liabilities | $			1,166,156							$ 2,212,595	$ 2,399,488
Unallocated amounts [member]
Adjustments:
Unallocated general and administrative expenses		(14,930)		(10,257)			(16,678)
Unallocated other expenses		532		(652)			(9,369)
Unallocated financial expenses		(107,015)		(184,809)			(176,763)
Financial income		1,811
Loss before income taxes		(237,534)
Additions to segment assets				2,473			23,183
Depreciation and amortization of segment assets				37,109			32,184
Total Depreciation and amortization				37,415
Impairment of segment assets
Assets and Liabilities
Equity basis investments				861,546			914,331
Liabilities
Segment liabilities				1,780,933			1,863,156
Commercial centers [Member]
Disclosure of operating segments [line items]
Revenues		814,826		210,014	[2]		309,302	[2]
Segment profit (loss)		(36,929)		(135,061)	[2]		(74,170)	[2]
Financial income (expenses)		(5,281)		60,454	[2]		29,605	[2]
Share in losses of associates, net					[2]			[2]
Adjustments:
Additions to segment assets			7,895	94,406	[2]		28,562	[2]
Depreciation and amortization of segment assets			52	306	[2]		863	[2]
Total Depreciation and amortization	[2]						85,918
Impairment of segment assets			47,700	165,028	[2]
Assets and Liabilities
Segment assets			305,503	1,126,871	[2]		1,579,921	[2]
Equity basis investments	[2]
Liabilities
Segment liabilities			54,792	428,386	[2]		658,994	[2]
Medical industries and devices [Member]
Disclosure of operating segments [line items]
Revenues		117,488		96,333			69,432
Segment profit (loss)		(135,445)		(119,689)			(95,805)
Financial income (expenses)							1,353
Share in losses of associates, net		(15,156)		(7,960)			(13,465)
Adjustments:
Additions to segment assets
Depreciation and amortization of segment assets
Total Depreciation and amortization
Assets and Liabilities
Segment assets							262,183
Equity basis investments				15,916			24,233
Liabilities
Segment liabilities							92,644
Plots in India [Member]
Disclosure of operating segments [line items]
Revenues
Segment profit (loss)		(55,422)		9,354			(12,325)
Financial income (expenses)
Share in losses of associates, net
Adjustments:
Additions to segment assets			7,895	154,598
Depreciation and amortization of segment assets			52
Total Depreciation and amortization
Impairment of segment assets			47,700	24,564
Assets and Liabilities
Segment assets			187,509	245,092			247,383
Equity basis investments
Liabilities
Segment liabilities			38,477	3,319			2,624
Other activities and allocations [member]
Disclosure of operating segments [line items]
Revenues
Segment profit (loss)
Financial income (expenses)
Share in losses of associates, net
Adjustments:
Additions to segment assets							133
Depreciation and amortization of segment assets							38
Total Depreciation and amortization
Impairment of segment assets | $			43,057
Assets and Liabilities
Segment assets			5,845	6,453			7,081
Equity basis investments
Liabilities
Segment liabilities
Equity method adjustments [Member]
Disclosure of operating segments [line items]
Revenues		(117,488)		(113,911)			(88,095)
Segment profit (loss)		135,445		116,361			92,656
Financial income (expenses)
Share in losses of associates, net		₪ (5,047)		(46,353)			(29,460)
Adjustments:
Additions to segment assets
Depreciation and amortization of segment assets
Total Depreciation and amortization
Assets and Liabilities
Segment assets				(5,702)			(599,531)
Equity basis investments			$ 5,437	11,033			267,950
Liabilities
Segment liabilities				₪ (43)			₪ (217,930)

[1]	Reclassified (discontinued operations). Refer to Note 19.
[2]	Includes mainly revenues from commercial centers under operation until their sale and consideration from sales of commercial centers.